UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549


Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: SEPTEMBER 2012

Check here if Amendment []; Amendment Number: ______
This Amendment (Check only one.): [] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Perennial Investment Partners Pty Ltd
Address: Level 19 , 56 Pitt Street


Form 13F File Number: 28-12453

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Bill AnastasopoulosTitle: Head of Legal and
CompliancePhone: +612 8274 2748

Signature, Place, and Date of Signing:

Sydney NSW NOVEMBER 14, 2012

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT.
(Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number Name






FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers: 0
Form 13F
Information Table Entry Total:   66
Form 13F
Information Table Value Total: 544,858 (thousands)



List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect
to which this report is filed, other
than the manager filing this report.



No. Form 13F File Number Name




FORM 13F INFORMATION TABLE


NAME OF ISSUER	TITLE OF CLASS	CUSIP	VALUE	SHARES / PRN AMT	SHARES/	PUT / CALL
INVESTMENT	OTHER	VOTING

			(x $1000)		PRN		DISCRETN	MANAGERS	SOLE

3D Systems Corp	COM	88554D205	 1,479 	 45,035 	SH		SOLE	01	 45,035
Agrium Inc	COM	008916108	 3,162 	 31,000 	SH		SOLE	01	 31,000
AmericSPONSORED ADR	02364W105	 1,226 	 48,200 	SH		SOLE	01	 48,200
American Campus COM	024835100	 8,482 	 193,297 	SH		SOLE	01	 193,297
American Tower 	COM	03027X100	 13,776 192,969 	SH		SOLE	01	 192,969
Apartment Inves	COM	03748R101	 6,477 	 249,197 	SH		SOLE	01	 249,197
Apple Inc	COM	037833100	 5,479 	 8,213 		SH		SOLE	01	 8,213
AvalonBay Commu	COM	053484101	 22,639 166,479 	SH		SOLE	01	 166,479
B/E Aerospace I	COM	073302101	 2,817 	 66,894 	SH		SOLE	01	 66,894
BMC Software In	COM	055921100	 3,366 	 81,119 	SH		SOLE	01	 81,119
Boeing Co/The	COM	097023105	 1,325 	 19,039 	SH		SOLE	01	 19,039
Boston Propert	COM	101121101	 24,600 222,399 	SH		SOLE	01	 222,399
Capital One Fin	COM	14040H105	 4,168 	 73,112 	SH		SOLE	01	 73,112
Cardtronics Inc	COM	14161H108	 4,332 	 145,579 	SH		SOLE	01	 145,579
Caterpillar Inc	COM	149123101	 3,654 	 42,466 	SH		SOLE	01	 42,466
CBL & Associat	COM	124830100	 9,879 	 462,931 	SH		SOLE	01	 462,931
Check Point So	COM	M22465104	 3,302 	 68,558 	SH		SOLE	01	 68,558
Coach Inc	COM	189754104	 1,604 	 28,631 	SH		SOLE	01	 28,631
Coca  SPONSORED ADR	191241108	 1,916 	 14,855 	SH		SOLE	01	 14,855
Cooper Cos Inc	COM	216648402	 3,608 	 38,198 	SH		SOLE	01	 38,198
Coresite Realty	COM	21870Q105	 8,927 	 331,374 	SH		SOLE	01	 331,374
DDR Corp	COM	23317H102	 1,051 	 68,415 	SH		SOLE	01	 68,415
Dick's Sportin	COM	253393102	 1,296 	 25,000 	SH		SOLE	01	 25,000
Digital Realt	COM	253868103	 14,277 204,402 	SH		SOLE	01	 204,402
Douglas Emmett	COM	25960P109	 6,507 	 282,074 	SH		SOLE	01	 282,074
DuPont Fabros T	COM	26613Q106	 20,201 800,021 	SH		SOLE	01	 800,021
Equity Residen	COM	29476L107	 9,681 	 168,274 	SH		SOLE	01	 168,274
Essex Property 	COM	297178105	 15,851 106,927 	SH		SOLE	01	 106,927
Esterline Techn	COM	297425100	 4,126 	 73,496 	SH		SOLE	01	 73,496
Exxon Mobil Co	COM	30231G102	 2,012 	 22,000 	SH		SOLE	01	 22,000
Facebook Inc	COM	30303M102	 3,184 	 147,000 	SH		SOLE	01	 147,000
Franklin Resour	COM	354613101	 4,351 	 34,787 	SH		SOLE	01	 34,787
General Electr	COM	369604103	 2,396 	 105,519 	SH		SOLE	01	 105,519
General Growth 	COM	370023103	 14,722 755,724 	SH		SOLE	01	 755,724
Gilead Sciences COM	375558103	 3,449 	 52,000 	SH		SOLE	01	 52,000
GNC Holdings In	COM	36191G107	 4,061 	 104,204 	SH		SOLE	01	 104,204
Goldcorp Inc	COM	380956409	 1,255 	 27,813 	SH		SOLE	01	 27,813
HCP Inc		COM	40414L109	 28,440 639,379 	SH		SOLE	01	 639,379
Health Care REI	COM	42217K106	 12,313 213,257 	SH		SOLE	01	 213,257
Home Properties	COM	437306103	 4,600 	 75,079 	SH		SOLE	01	 75,079
Host Hotels & R	COM	44107P104	 12,181 758,958 	SH		SOLE	01	 758,958
Intuit Inc	COM	461202103	 4,424 	 75,144 	SH		SOLE	01	 75,144
Intuitive Surgi	COM	46120E602	 3,483 	 7,028 		SH		SOLE	01	 7,028
Joy Global Inc	COM	481165108	 1,331 	 23,743 	SH		SOLE	01	 23,743
Kimberly-Clark	COM	494368103	 1,578 	 18,396 	SH		SOLE	01	 18,396
Kimco Realty C	COM	49446R109	 18,379 906,729 	SH		SOLE	01	 906,729
LaSalle Hotel 	COM	517942108	 6,917 	 259,162 	SH		SOLE	01	 259,162
LKQ Corp	COM	501889208	 3,638 	 196,904 	SH		SOLE	01	 196,904
Mead Johnson Nu	COM	582839106	 3,277 	 44,716 	SH		SOLE	01	 44,716
Occidental Pet	COM	674599105	 3,339 	 38,793 	SH		SOLE	01	 38,793
PetSmart Inc	COM	716768106	 4,004 	 58,053 	SH		SOLE	01	 58,053
Philip Morris 	COM	718172109	 1,991 	 22,135 	SH		SOLE	01	 22,135
Prologis Inc	COM	74340W103	 1,964 	 56,064 	SH		SOLE	01	 56,064
Public Storage	COM	74460D109	 28,142 202,210 	SH		SOLE	01	 202,210
Simon Property 	COM	828806109	 63,777 420,113 	SH		SOLE	01	 420,113
SL Green Realty COM	78440X101	 13,427 167,693 	SH		SOLE	01	 167,693
SPDR Gold S	GOLD SHS78463V107	 3,658 	 21,280 	SH		SOLE	01	 21,280
Steven Madden	COM	556269108	 3,818 	 87,319 	SH		SOLE	01	 87,319
Tanger Factory	COM	875465106	 15,066 466,010 	SH		SOLE	01	 466,010
Taubman Center	COM	876664103	 21,546 280,802 	SH		SOLE	01	 280,802
Tesla Motors I	COM	88160R101	 1,787 	 61,039 	SH		SOLE	01	 61,039
Tractor Supply	COM	892356106	 2,101 	 21,247 	SH		SOLE	01	 21,247
Ventas Inc	COM	92276F100	 27,503 441,813 	SH		SOLE	01	 441,813
VF Corp		COM	918204108	 2,232 	 14,005 	SH		SOLE	01	 14,005
Wells Fargo &	COM	949746101	 2,291 	 66,349 	SH		SOLE	01	 66,349
Whiting Petrol	COM	966387102	 3,012 	 63,580 	SH		SOLE	01	 63,580